Accrued Expenses and Other Current Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other tax payables	$ 3,239,430	$ 577,406
Accrued expenses	2,106,993	2,658,420
ADR reimbursement	136,129	117,176
Others	473,404	229,158
Total	5,955,956	3,582,160
Value-added tax payable	2,500,000
ADR reimbursements net off withholding tax after closing IPO	$ 100,000	700,000
Recognition term for ADR reimbursements (in years)	6 years 6 months
Accrued expenses and other current liabilities
ADR reimbursement	$ 136,129	117,176
Other non-current liabilities
ADR reimbursement	$ 595,563	$ 604,630